Consolidated Statements of Cash Flows ¥ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Cash flows from operating activities:
Net income (loss) from continuing operations	$ (7,219,611)	$ (12,620,130)	$ 3,649,333
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	924,112	346,817	127,987
Amortization of operating lease right of use assets	554,618	620,638	582,591
Provision for (reversal of) doubtful accounts	9,080,967	7,785,457	630,729
Deferred income tax expense (benefit)	138,336	(2,115,834)	325,281
Deemed dividends from disposal of a subsidiary			113,117
Investment income on short-term investments	(145,976)	(768,454)	(777,758)
Gain (loss) from equity method investments		(580,816)	4,320
Share-based compensation	1,480,087	9,522,187
Gain on disposal of a subsidiary	(402,044)
Bargain purchase gain	(2,626,224)
Changes in operating assets and liabilities:
Accounts receivable	(13,712,344)	(20,342,706)	(6,776,664)
Accounts receivable - related parties	(541,392)	(99,142)
Notes receivable	(184,984)	(68,036)
Prepayments	(3,402,031)	(3,173,054)	(220,547)
Prepayments - related parties	289,748	3,345	2,992
Inventories	(3,528,555)	(893,290)	1,129,854
Deferred contract costs	9,259,013	(7,789,043)	(2,460,723)
Due from related parties		230,847	(387,673)
Prepaid expenses and other current assets, net	(186,737)	(3,502,378)	(697,474)
Long-term deposits		243,445	(47,246)
Other non-current assets	16,170	(31,672)
Accounts and notes payable	1,083,840	15,761,060	6,657,056
Accounts payable - related parties	70,989
Advance from customers	2,346,272	695,917	(935,942)
Advance from customers - related parties	(13,664)	(1,427,526)	1,656,824
Income tax payable	58,856	410,954	20,942
Deferred revenue	(571,837)	788,093	122,099
Deferred revenue - related parties		(114,499)	169,264
Operating lease liabilities	(606,503)	(722,581)	(599,290)
Due to related parties	(1,114)
Accrued expenses and other liabilities	(2,752,748)	18,179	2,540,968
Net cash provided by (used in) operating activities of continuing operations	(10,592,756)	(17,822,222)	4,830,040
Cash flows from investing activities
Acquisition of property and equipment	(63,457)	(544,336)	(249,592)
Capitalization of software development cost	(524,563)	(1,467,219)	(540,080)
Acquisition of long-term investments		(25,938,275)	(740,702)
Purchases of short-term investments	(20,683,188)	(172,619,138)	(281,980,074)
Redemption of short-term investments	22,611,227	173,026,814	293,337,203
Cash paid for business combinations, net of cash acquired	(513,755)	25,018
Proceeds from disposal of a subsidiary, net of cash disposed of	212,641
Net cash provided by (used in) investing activities of continuing operations	1,038,905	(27,517,136)	9,826,755
Cash flows from financing activities:
Deposits received from a Series C preferred shareholder			11,325,712
Return of deposits received from a Series C preferred shareholder		(11,820,145)
Payment of deferred offering costs	(478,480)		(97,501)
Contribution from the non-controlling shareholders	27,581		303,284
Acquisition of non-controlling interest	(248,231)
Proceeds from issuance of Series B and Series B+ convertible redeemable preferred shares			28,028,845
Issuance cost in connection with issuance of Series B and Series B+ convertible redeemable preferred shares			(303,402)
Proceeds from issuance of Series C convertible redeemable preferred shares		11,807,305
Proceeds from issuance of convertible note	10,000,000
Loans from related parties	15,000,000	15,049,091	78,730
Repayment of loans to related parties	(27,879,063)	(2,071,373)
Proceeds from short-term borrowings	5,530,043	154,909
Repayment of short-term borrowings	(2,923,614)
Net cash provided by financing activities of continuing operations	(971,764)	13,119,787	39,335,668
Effect of exchange rate changes on cash, cash equivalents and restricted cash of continuing operations	(1,596,656)	38,777	2,152,149
Net increase (decrease) in cash, cash equivalents and restricted cash of continuing operations	(12,122,271)	(32,180,794)	56,144,612
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	24,979,447	57,160,241	1,015,629
Cash, cash equivalents and restricted cash at end of the year of continuing operations	12,857,176	24,979,447	57,160,241
Supplemental cash flow information
Cash paid for interest expense	93,299	417,272	78,252
Cash paid for income tax	36,969	52,834	812,026
Non-cash investing and financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities	32,958	738,894	952,961
Remeasurement of operating lease liabilities and right of use assets due to lease modification	51,198	1,086
Accretion of convertible redeemable preferred shares	2,001,777	3,865,430	3,029,529
Receivables from related parties settled with payables to related parties		240,109
Deemed dividends to convertible redeemable preferred shareholders			2,084,786
Contribution from preferred shareholders in connection with modification of interest rate in the event of redemption			101,948
Issuance of shares in exchange for acquisition of non-controlling equity interest in a controlling subsidiary	1,019,772		3,331,813
Investment in an equity investee through borrowing from a related party			378,279
Conversion of convertible redeemable preferred shares	69,253,178
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.	27,106,447
Shares allotment in connection with the reverse acquisition	12,676,378
Ordinary shares issued as part of consideration for business combination	13,877,605
Receivable arising from disposal of a subsidiary	30,000,000
Payable arising from acquisition of non-controlling equity interest in a controlling subsidiary	234,441
Payable arising from business combinations	413,088	137,042
Cash and cash equivalents	11,234,585	16,603,102	48,295,085
Restricted cash	1,622,591	8,376,345	8,865,156
Total cash, cash equivalents and restricted cash at end of the year	$ 12,857,176	$ 24,979,447	$ 57,160,241